Other Financial Liabilities	12 Months Ended
Dec. 31, 2025
TextBlock 1 [Abstract]
Other Financial Liabilities
19. Other Financial Liabilities
Other financial liabilities as of December 31, 2024 and 2025 are as follows:

(in millions of Won)	2024		2025
Current
Derivatives liabilities	￦	108,786	49,947
Financial guarantee liabilities		4,972	8,194
Others		7,117	8,482

	￦	120,875	66,623

Non-current
Derivatives liabilities	￦	2,236	7,627
Financial guarantee liabilities		8,944	9,941
Others		61,740	73,500

	￦	72,920	91,068